Disclosure of detailed information about pension expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Defined benefit pension expense	$ 10,132	$ 12,121
Defined contribution pension expense	2,443	1,061
Pension obligations [Member]
Statement [Line Items]
Current service cost	10,707	10,768
Past service cost and loss from settlements	10,442	0
Total service cost	21,149	10,768
Net interest expense	1,597	1,781
Administration cost	80	77
Defined benefit pension expense	22,826	12,626
Defined contribution pension expense	$ 908	$ 829